Property and Equipment (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment		$ 692,755
Less: accumulated depreciation and amortization		(10,702)
Property and equipment, net	1,228,039	682,053
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Computer equipment		439,421
Computer Equipment
Property, Plant and Equipment [Line Items]
Computer equipment		216,117
Telephone equipment
Property, Plant and Equipment [Line Items]
Computer equipment		33,854
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Computer equipment		$ 3,363